FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
22.          FAIR VALUE MEASUREMENTS

ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
In accordance with ASC 820, the Company measures cash equivalents, restricted cash, available-for-sale investments and 2017 Convertible Notes at fair value. The liability component of the 2018 Convertible Notes and 2019 Convertible Notes is measured at fair value on its issuance date. Cash equivalents are classified within Level 1 or Level 2 because they are valued using a quoted market prices or alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate.

As of December 31, 2018 and 2019, Level 3 assets and liabilities of the Company included investments in convertible loans and preference shares of investees and 2017 Convertible Notes.

Investments in debt securities – for long term investment in debt securities, the Company used the Market approach to determine the equity value of the investees.  The fair value of debt securities was then derived from the equity value of the investees taking into account business risk, volatility and discount rates which requires the Company to make complex and subjective judgments. For short-term investment in debt securities, the carrying amount is approximate fair value due to its short-term nature.

2017 Convertible Notes – the Company used a binomial tree model to determine the fair value of the 2017 Convertible Notes. The binomial pricing model traces the evolution of the 2017 Convertible Notes’ key underlying variables in discrete-time. This is done by means of a binomial lattice (tree), for a number of time steps between the end of reporting periods, which were December 31, 2018 and December 31, 2019, and expiration dates. The valuation model requires the Company to make complex and subjective judgments on certain underlying inputs applied to the valuation models including the expected volatility of its share price and estimated credit spread as of December 31, 2018 and December 31, 2019.

2018 Convertible Notes and 2019 Convertible Notes – the Company used discounted cash flow method to determine the fair value of the liability component (non-recurring, Level 3). The discounted cash flow taking into the present value of expected future cash flows from coupon interest and redemption amount, discounted by the credit yield as at issuance date with reference to similar instruments that did not have associated convertible features.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2018
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	10,137	–	–	10,137
Money market funds	304,335	–	–	304,335
Short-term investments	690	–	–	690
Available-for-sale investments – non-current	–	–	70,374	70,374
2017 Convertible Notes	–	–	(636,716)	(636,716)
Share appreciation rights	(106)	–	–	(106)
	315,056	–	(566,342)	(251,286)

	Fair value measurement at December 31, 2019
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	55,723	–	–	55,723
Money market funds	537,615	–	–	537,615
Short-term investments	30,324	–	72,000	102,324
Time deposits – non-current	216	–	–	216
Available-for-sale investments – non-current	–	–	56,418	56,418
2017 Convertible Notes	–	–	(29,481)	(29,481)
Share appreciation rights	(1,500)	–	–	(1,500)
	622,378	–	98,937	721,315

Level 3 instruments measured at fair value on a recurring basis $
Assets:
Available-for-sale investments

Current:
Balance at January 1, 2017 and January 1, 2018	–
Investment during 2019	72,000
Balance at December 31, 2019	72,000

Non-current:
Balance at January 1, 2017	2,388
Investment during 2017	18,000
Impairment loss	(1,147)
Exchange differences	8
Balance at December 31, 2017	19,249
Investment during 2018	33,000
Impairment loss	(144)
Unrealized fair value gain included in other comprehensive loss	18,269
Balance at December 31, 2018	70,374
Impairment loss	(1,087)
Unrealized fair value loss included in other comprehensive loss	(12,869)
Balance at December 31, 2019	56,418

Liabilities:

Convertible notes
Balance at January 1, 2017	–
Convertible notes issued during the year	(675,000)
Fair value loss	(51,950)
Balance at December 31, 2017	(726,950)
Fair value gain	41,259
Conversion into Class A ordinary shares (Note 13(a))	48,975
Balance at December 31, 2018	(636,716)
Fair value loss	(472,877)
Conversion into Class A ordinary shares (Note 13(a))	1,080,112
Balance at December 31, 2019	(29,481)

The Company’s valuation techniques used to measure the fair value were derived from management’s assumptions of estimations. Impairment loss of the available-for-sale investment is recorded in the current period expense. Changes in the fair value of the available-for-sale investment is recorded in the accumulated other comprehensive loss. Changes in the fair value of the 2017 Convertible Notes are recorded in the consolidated statement of operations.